Fair Value Measurements (Details) - Schedule of quantitative information regarding level 3 fair value measurements inputs - Moringa Acquisition Corp [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022 $ / shares $ / item	Dec. 31, 2021 $ / shares $ / item
Fair Value Measurements (Details) - Schedule of quantitative information regarding level 3 fair value measurements inputs [Line Items]
Share price (in Dollars per share) | $ / shares	$ 10	$ 10
Strike price (in Dollars per Item) | $ / item	11.5	11.5
Term (in years)		5 years 6 months
Volatility	50.00%	50.00%
Risk-free interest rate	3.00%	1.26%
Dividend yield	0.00%	0.00%